UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02507
Columbia Daily Income Company
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (unaudited)	Columbia Daily Income Company

		Par ($)	Value ($)*
U.S. Government Agencies - 9.1%
Federal Home Loan Bank (FHLB):
2.125%	12/15/04	10,000,000	10,001,256
3.875%	12/15/04	12,000,000	12,009,772
Discount Note,
1.830%	02/25/05 (a)	10,000,000	9,956,283
Federal National Mortgage Association (FNMA):
1.860%	03/23/05 (b)	2,500,000	2,499,976
1.875%	10/03/05 (b)	20,000,000	19,985,499
TOTAL U.S. GOVERNMENT AGENCIES (Cost of $54,452,786)			54,452,786

Commercial Paper - 25.3%
AIG Funding, Inc.
1.930%	12/03/04	10,000,000	9,998,928
Ajax Bambino Funding, Inc.
2.050%	12/02/04 (c)	15,000,000	14,999,146
Bavaria TRR Corporation
2.050%	12/06/04 (c)	15,000,000	14,995,729
Greenwich Capital Holdings
2.021%	04/08/05	10,000,000	10,000,000
MITTEN - GMAC Mortgage Corp.
2.030%	12/01/04 (c)	15,000,000	15,000,000
Newcastle Certificate Program
2.040%	12/02/04	20,000,000	19,998,867
PACCAR Financial Corp.
1.710%	12/01/04	8,500,000	8,500,000
Preferred Receivables Funding
2.050%	12/08/04 (c)	18,349,000	18,341,686
Thornburg Mortgage Capital Resources LLC
2.140%	12/03/04 (c)	20,000,000	19,997,622
UBS Finance Delaware LLC
1.125%	12/23/04	15,000,000	14,989,688
Whistlejacket Capital Ltd.
2.050%	04/15/05 (d)	5,000,000	4,999,453
TOTAL COMMERCIAL PAPER (Cost of $151,821,119)			151,821,119

Corporate Bonds - 29.5%
500 Thomas Moore Building LLC
LOC: Fifth Third Bank
2.180%	06/01/22 (b)(e)	1,105,000	1,105,000
American Express Credit Corp.:
2.110%	06/15/05 (b)	4,000,000	4,000,585
2.080%	08/09/05 (b)	5,000,000	5,000,969
Bedford Hills Golf Club, Inc.
LOC: Fifth Third Bank
2.180%	04/01/13 (b)(e)	1,000,000	1,000,000
Central Avenue Properties Ltd.
LOC: Fifth Third Bank
2.180%	11/01/23 (b)(e)	1,225,000	1,225,000

Central Ohio Medical Textiles
LOC: National City Bank
2.100%	03/01/23 (b)(e)	13,500,000	13,500,000
Central Supply Co.
LOC: Fifth Third Bank
2.180%	08/01/23 (b)(e)	2,000,000	2,000,000
Chargin Valley Partners LLC
LOC: Fifth Third Bank
2.180%	11/01/13 (b)(e)	1,080,000	1,080,000
Citigroup, Inc.
2.380%	05/19/05 (b)	15,000,000	15,004,105
Crestmont Nursing Home
LOC: Fifth Third Bank
2.130%	03/01/24 (b)(e)	965,000	965,000
First Tennessee Bank, Bank Note
2.180%	05/03/05 (b)	15,000,000	15,001,268
Fresh Unlimited, Inc.
LOC: Fifth Third Bank
2.050%	11/01/44 (b)(e)	1,000,000	1,000,000
General Electric Capital Corp.
2.005%	03/15/05 (b)	7,932,000	7,936,361
Gillette Co.,
3.750%	12/01/04 (d)	10,020,000	10,020,000
Goldman Sachs Group, Inc.,
7.500%	01/28/05	5,000,000	5,043,633
Grand Rapids Christian School
LOC: Fifth Third Bank
2.180%	09/01/28 (b)(e)	2,410,000	2,410,000
Harlan Development Co.
LOC: Fifth Third Bank
2.180%	12/01/23 (b)(e)	5,225,000	5,225,000
Harrier Finance Funding LLC
2.060%	10/25/05 (b)(d)	10,000,000	10,000,000
Holten Meat, Inc.
LOC: US Bank NA
2.150%	05/01/25 (b)(e)	6,475,000	6,475,000
JBM Realty Co.
LOC: Fifth Third Bank
2.180%	05/01/22 (b)(e)	1,000,000	1,000,000
Keating Muething & Klekamp
LOC: Fifth Third Bank
2.180%	11/01/24 (b)(e)	1,000,000	1,000,000
Materials Processing, Inc.
LOC: Fifth Third Bank
2.180%	09/01/34 (b)(e)	985,000	985,000
Pitney Bowes, Inc.,
5.950%	02/01/05	1,350,000	1,359,158
Procter & Gamble Co.,
6.600%	12/15/04	14,625,000	14,654,791
RDV Finance LLC
LOC: Fifth Third Bank
2.130%	10/01/39 (b)(e)	2,000,000	2,000,000
R.O. Davis Real Estate LLC
LOC: Fifth Third Bank
2.180%	04/01/23 (b)(e)	1,000,000	1,000,000

Scott Street Land Co.
LOC: Fifth Third Bank
2.180%	01/01/22 (b)(e)	980,000	980,000
Skeletal Properties LLC
LOC: Fifth Third Bank
2.180%	06/01/34 (b)(e)	1,000,000	1,000,000
Sumner Medical Plaza LLC
LOC: Fifth Third Bank
2.180%	10/01/10 (b)(e)	3,470,000	3,470,000
Titan Holdings Group LLC
LOC: Fifth Third Bank
2.180%	05/01/12 (b)(e)	1,155,000	1,155,000
Toyota Motor Credit Corp.
2.155%	03/17/05 (b)	1,000,000	1,000,308
Union Hospital, Inc.
LOC: Fifth Third Bank
2.180%	09/01/25 (b)(e)	2,150,000	2,150,000
Vancouver Clinic Building LLC
LOC: US Bank NA
2.150%	02/01/25 (b)(e)	5,000,000	5,000,000
Wells Fargo & Co.:
1.981%	03/24/05 (b)	7,000,000	7,002,075
2.000%	09/29/05 (b)	10,000,000	10,004,761
Whistlejacket Capital Ltd.
2.060%	10/14/05 (b)(d)	5,000,000	4,998,513
White Pine Finance LLC
1.775%	09/07/05 (b)(d)	10,000,000	9,996,948
TOTAL CORPORATE BONDS (Cost of $176,748,475)			176,748,475

Municipal Bonds - 26.7%
AK Four Dam Pool Electric Revenue, Series B
LOC: Dexia Credit Local
2.050%	07/01/26 (e)	4,250,000	4,250,000
CA Educational Facilities Authority Revenue, University Judaism, Series B
LOC: Allied Irish Bank
2.250%	12/01/28 (e)	6,000,000	6,000,000
CA San Diego Metropolitan Transportation Development Board, Pension Obligation Revenue, Series B
Insured: MBIA
SPA: Device Credit Local
2.080%	12/01/33 (e)	17,595,000	17,595,000
CA San Jose Redevelopment Agency Revenue, Merged Area, Series H
LOC: Bank of New York
2.150%	08/01/29 (e)	14,600,000	14,600,000
CO Housing & Finance Authority, Single Family Revenue, Class I-B1
SPA: Dexia Credit Local
2.060%	11/01/34 (e)	21,000,000	21,000,000
FL Homestead Special Obligaton Revenue, Speedway Project
LOC: Suntrust Bank
2.150%	11/01/18 (e)	6,665,000	6,665,000

GA Burke County Industrial Development Authority Revenue Fleetguard, Inc. Project
LOC: Fifth Third Bank
2.180%	08/01/18 (e)	1,000,000	1,000,000
IN First Pentecostal Church, Inc. Noblesville Revenue
LOC: JPMorgan Chase Bank
2.080%	11/01/06 (e)	1,660,000	1,660,000
IN Industrial Development Authority Revenue, Lawrence Utilities, Series B
LOC: Fifth Third Bank
2.180%	07/01/23 (e)	1,000,000	1,000,000
MA State Housing Finance Agency Revenue, Avalon of Newton, Series A
LOC: JPMorgan Chase Bank
2.060%	12/04/34 (e)	17,000,000	17,000,000
MI State Housing Development Authority, Rental Housing Revenue, Series C
Insured: FGIC
SPA: Westdeutsche Landesbank GZ
2.050%	10/01/20 (e)	20,000,000	20,000,000
MD Baltimore Parking Facilities Revenue
Insured: FGIC
SPA: Dexia Credit Local
2.120%	07/01/32 (e)	13,000,000	13,000,000
PA Donegal Crossing LLC
LOC: Federal Home Loan Bank
2.230%	08/15/27 (e)	13,615,000	13,615,000
TX Harris County Houston Sports Authority Special Revenue, Series E
Insured: MBIA
SPA: JPMorgan Chase Bank
2.120%	11/15/30 (e)	12,600,000	12,600,000
Texas Public Finance Authority
1.910%	12/01/04	10,000,000	10,000,000
TOTAL MUNICIPAL BONDS (Cost of $159,985,000)			159,985,000

Certificates of Deposit - 8.5%
Bayerische Landesbank, Yankee
1.740%	02/25/05 (b)	5,000,000	4,999,688
Canadian Imperial Bank of Commerce, Yankee
2.140%	06/08/05 (b)	15,000,000	14,998,654
JPMorgan Chase & Co.,
2.609%	05/20/05 (b)	6,000,000	6,008,587
Landesbank Baden-Wuerttemberg Girozentrale, Yankee
1.880%	03/29/05	15,000,000	14,999,262
Unicredito Italiano SpA, Yankee
2.040%	07/27/05 (b)	10,000,000	9,995,623
TOTAL CERTIFICATES OF DEPOSIT (Cost of $51,001,814)			51,001,814

SHORT-TERM OBLIGATION - 1.3%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.950%, collateralized by Federal Home Loan Mortgage Corp. maturing 03/21/11, market value $7,803,000 (repurchase proceeds $7,650,414) (cost of $7,650,000)	7,650,000	7,650,000

Total Investments - 100.4% (Cost of $601,659,194)(f)		601,659,194

Other Assets & Liabilities, Net - (0.4)%		(2,364,318)

Net Assets - 100.0%		599,294,876

Notes to Investment Portfolio:

*            Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

(a) The rate shown represents the annualized yield at the date of purchase.

(b) Floating rate note. The interest rate shown reflects the rate as of November 30, 2004.

(c) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resale of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At November 30, 2004, these securities amounted $83,334,183, which represents 13.9% of net assets.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, these securities amounted to $40,014,914, which represents 6.7% of net assets.

(e) Variable rate demand notes.  These securities are payable upon demand and are secured by either letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of November 30, 2004.

(f) Cost for federal income tax purposes is $601,659,194.

Acronym	Name
MBIA	MBIA Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Daily Income Company

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005